                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act File Number: 811-02258
                                                     ---------

                          Eaton Vance Series Trust II
-------------------------------------------------------------------------------
               (Exact Name of registrant as Specified in Charter)

    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
-------------------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
-------------------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                        (registrant's Telephone Number)

                                    June 30
                                    -------
                            Date of Fiscal Year End

                               December 31, 2004
                               -----------------
                            Date of Reporting Period

-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS

      [logo]
  EATON VANCE(R)
------------------
MANAGED INVESTMENTS

[graphic omitted]

Semiannual Report December 31, 2004

[graphic omitted]

                                  EATON VANCE
                                  TAX-MANAGED
                                    EMERGING
                                    MARKETS
                                      FUND

[graphic omitted]

                      IMPORTANT NOTICES REGARDING PRIVACY,
                       DELIVERY OF SHAREHOLDER DOCUMENTS,
                      PORTFOLIO HOLDINGS, AND PROXY VOTING

PRIVACY. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

  o Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

  o None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

  o Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

  o We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www. eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

      For more information about Eaton Vance's Privacy Policy, please call
                                1-800-262-1122.

                             ----------------------

DELIVERY OF SHAREHOLDER DOCUMENTS. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

                             ----------------------

PORTFOLIO HOLDINGS. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www. eatonvance. com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www. sec. gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D. C. (call 1-800-732-0330 for information on the operation of the public reference room).

                             ----------------------

PROXY VOTING. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2004

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

[photo of Cliff Quisenberry]
     Cliff Quisenberry
    Portfolio Manager

THE FUND
--------------------------------------------------------------------------------
THE PAST SIX MONTHS

  o During the six months ended December 31, 2004, the Fund's Institutional (Class I) shares had a total return of 29.12%. This return resulted from an increase in net asset value (NAV) per share to $22.11 on December 31, 2004 from $17.34 on June 30, 2004, and the reinvestment of $0.275 per share in dividend income.(1)

  o For comparison, during the six months ended December 31, 2004, the average return of the S&P/International Finance Corp. Investable Emerging Market Index -- an unmanaged index of common stocks traded in the emerging markets and available to foreign investors -- was 27.24%.(2)

MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------

  o A wide range of positive factors contributed to a very strong period of equity performance in emerging markets over the past six months. In this favorable environment, successful management strategies -- including broad exposure to major emerging markets countries and select exposure to smaller countries, combined with a disciplined rebalancing process -- enabled the Fund to outperform its benchmark index and Lipper Classification average.(2)

  o The global economy was kind to emerging markets investors during the six-month period. Despite an increase in short-term interest rates, which can have a negative effect on these markets, long-term rates remained stable and relatively low by historical measures, keeping the cost of borrowing down. Moreover, global economic growth continued despite the rise in short-term rates. Secondly, the difference in yield between emerging markets bonds and U.S. Treasuries continued to narrow, illustrating a reduction in perceived risk in these markets, and this perceived risk reduction has translated to the equity markets in the form of increasing foreign investment and higher returns. Finally, the weakening of the dollar significantly bolstered returns for U.S. investors in emerging markets securities.

  o The Fund's relative returns were helped considerably by its highly diversified portfolio. Portfolio investments in "frontier" emerging markets, which tend to be riskier, included holdings in Egypt, Argentina, Colombia, and Saudi Arabia. These holdings outperformed the benchmark and contributed significantly on an absolute basis. Currency gains from these countries also bolstered the Fund's returns. While management does not focus on specific industry sectors, the Fund was underweighted in technology stocks, due in part to reduced exposure to South Korea and Taiwan, and this positioning also helped relative returns because technology stocks underperformed.

  o In the larger emerging markets countries, some positions contributed to relative returns, while others detracted. Overweighted positions in Turkey and Indonesia helped, as did an underweight to Israel. However, the Fund was underweighted in strong-performing Brazil and India, so this positioning was not beneficial.

  o Management continued to employ tax-efficient techniques such as selecting to harvest losses to match gains and use cash flows to avoid excess turnover. In addition, management continued its disciplined strategy of rebalancing the Portfolio, including reducing allocations after periods of substantial appreciation, to enhance returns and reduce risk.

--------------------------------------------------------------------------------
 The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment advisor disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

(1) The Fund has no sales charge. This return does not include the 1% fee Class I shares are subject to when they are purchased, exchanged or redeemed. The Fund's performance prior to February 6, 2004 is that of its predecessor, the PIMCO PPA Tax-Efficient Structured Emerging Markets Fund. See page 4 for more information, including aftertax returns.

(2) It is not possible to invest directly in an Index or Lipper Classification. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2004

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

Regional Weightings(2)
--------------------------------------------------------------------------------

Asia                                    32.9%
Latin America                           24.2%
Eastern Europe                          22.9%
Middle East/Africa                      20.0%

(2) As a percentage of common and preferred stock holdings as of December 31, 2004. Regional Weightings are subject to change due to active management.

Sector Weightings(3)
--------------------------------------------------------------------------------

Financials                              20.5%
Communications                          15.2
Consumer, Non-Cyclical                  11.4
Energy                                  10.6
Basic Materials                          9.3
Mutual Funds                             8.3
Industrial                               8.2
Diversified                              5.7
Consumer, Cyclical                       5.6
Utilities                                3.1
Technology                               1.5
Other Assets, Less Liabilities           0.6

(3) As a percentage of net assets as of December 31, 2004. Sector Weightings are subject to change due to active management.

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2004

PERFORMANCE

After-Tax Performance
as of December 31, 2004

"Return Before Taxes" does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. "Return After Taxes on Distributions" reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. "Return After Taxes on Distribution and Sale of Fund Shares" also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It would be most relevant to taxpaying shareholders who sell their shares.

--------------------------------------------------------------------------------
Average Annual Total Returns
(For the periods ended December 31, 2004)

Returns at Net Asset Value (NAV) (Class I)
--------------------------------------------------------------------------------
                                      One Year       Five Years    Life of Fund*
Return Before Taxes                     31.59%          8.99%        15.20%
Return After Taxes on Distributions     31.07%          8.14%        14.41%
Return After Taxes on Distributions     20.81%          7.22%        12.95%
  and Sale of Fund Shares

Returns Reflecting the Purchase and Redemption Fees (Class I)
--------------------------------------------------------------------------------

                                      One Year      Five Years    Life of Fund*
Return Before Taxes                     29.00%          8.57%        14.86%
Return After Taxes on Distributions     28.48%          7.72%        14.07%
Return After Taxes on Distributions     19.12%          6.85%        12.64%
  and Sale of Fund Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
--------------------------------------------------------------------------------

* Class I commenced operations on 6/30/98. The Fund's performance prior to February 6, 2004 is that of its predecessor, the PIMCO PPA Tax-Efficient Structured Emerging Markets Fund.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated The Fund's after-tax returns may also reflect foreign tax credits passed by the Fund to its shareholders.

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2004

FUND EXPENSES

EXAMPLE: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 - December 31, 2004).

ACTUAL EXPENSES: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                 EATON VANCE TAX-MANAGED EMERGING MARKETS FUND

                    Beginning Account  Ending Account     Expenses Paid
                         Value            Value           During Period*
                        (7/1/04)         (12/31/04)     (7/1/04-12/31/04)
--------------------------------------------------------------------------------

Actual Class I         $1,000.00          $1,291.20           $5.44
--------------------------------------------------------------------------------

Hypothetical
(5% return per year before expenses)
Class I                $1,000.00          $1,020.39           $4.79

* Expenses are equal to the Fund's annualized expense ratio of 0.95% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2004.
--------------------------------------------------------------------------------

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2004

PORTFOLIO OF INVESTMENTS (Unaudited)

Long-Term Investments

Common Stocks -- 85.7%

Security                                              Shares              Value
-------------------------------------------------------------------------------
Argentina -- 1.8%
-------------------------------------------------------------------------------
BBVA Banco Frances SA(a)                              67,312       $    159,194
Grupo Financiero Galicia SA (Class "B"
  Shares)(a)                                         263,448            223,344
IRSA Inversiones y Representaciones SA(a)            119,544            136,736
Ledesma SAAI                                         259,501            165,871
Molinos Rio de la Plata SA(a)                         92,923            164,120
Petrobras Energia Participaciones SA(a)              134,218            159,842
Quilmes Industrial SA (ADR)                           14,706            217,943
Renault Argentina SA(a)                              771,757            169,540
Siderar SAIC                                          75,100            491,403
Telecom Argentina SA(a)                              229,824            497,147
Tenaris SA                                           287,701          1,422,777
Transportadora de Gas del Sur SA(a)                  252,923            259,517
-------------------------------------------------------------------------------
                                                                   $  4,067,434
-------------------------------------------------------------------------------
Botswana -- 0.8%
-------------------------------------------------------------------------------
Sechaba Breweries Ltd.                               284,600       $    803,516
Sefalana Holding Co.(b)                               99,100            162,534
Standard Chartered Bank of Botswana(b)               488,210            800,713
-------------------------------------------------------------------------------
                                                                   $  1,766,763
-------------------------------------------------------------------------------
Brazil -- 3.2%
-------------------------------------------------------------------------------
Brasil Telecom SA                                 33,349,635       $    172,022
Cia Brasileira de Distribuicao Grupo Pao
  de Acucar                                        7,178,255            185,672
Cia de Bebidas das Americas (AmBev)                1,140,000            587,169
Cia Vale do Rio Doce (CVRD)                           66,900          1,901,713
Embratel Participacoes SA(a)                      37,424,000            132,449
Empresa Brasileira de Aeronautica SA                  27,000            160,617
Petroleo Brasileiro SA(a)                             46,850          1,713,661
Petroleo Brasileiro SA (ADR)(a)                       28,700          1,150,810
Souza Cruz SA                                         18,700            250,788
Tele Norte Leste Participacoes SA (ADR)               26,608            444,803
Uniao de Bancos Brasileiros SA                        49,723            325,746
-------------------------------------------------------------------------------
                                                                   $  7,025,450
-------------------------------------------------------------------------------
Chile -- 3.0%
-------------------------------------------------------------------------------
Banco de Chile (ADR)                                   4,800       $    183,449
Banco Santander Chile SA (ADR)                        47,622          1,607,019
Cia Cervecerias Unidas SA (ADR)                       10,300            263,362
Cia de Telecomunicaciones de Chile SA (ADR)           37,866            425,163
Cristalerias de Chile SA (ADR)                         8,800            275,519
Distribucion y Servicio D&S SA (ADR)                  20,800            373,895
Embotelladora Andina SA (Series "A") (ADR)             6,700             88,972
Embotelladora Andina SA (Series "B") (ADR)            27,700            372,324
Empresa Nacional de Electricidad SA(ADR)              41,359            747,924
Enersis SA (ADR)(a)                                   36,571            307,639
Masisa SA (ADR)                                       32,100            634,203
Quinenco SA (ADR)                                     22,000            277,103
Sociedad Quimica y Minera de Chile SA (ADR)            2,095            147,017
Sociedad Quimica y Minera de Chile SA
  (Series "B") (ADR)                                   8,300            513,756
Vina Concha y Toro SA (ADR)                            6,200            442,339
-------------------------------------------------------------------------------
                                                                   $  6,659,684
-------------------------------------------------------------------------------
China -- 2.3%
-------------------------------------------------------------------------------
Beijing North Star Co., Ltd. (Class "H" Shares)    1,580,000       $    364,243
China Merchants Property Development Co., Ltd.       392,436            270,621
Dazhong Transportation Group Co., Ltd.               240,788            130,507
Guangdong Electric Power Development Co., Ltd.(a)    427,800            192,085
Jilin Chemical Industrial Co., Ltd.
  (Class "H" Shares)(a)                              168,000             60,408
Maanshan Iron & Steel Co., Ltd.                    2,729,000          1,044,564
Qingling Motors Co., Ltd.                          2,206,000            338,422
Shanghai Diesel Engine Co., Ltd.                     534,000            285,156
Shanghai Jinjiang International Hotels
  Development Co., Ltd.                              574,800            250,613
Shanghai Jinqiao Export Processing Zone
  Development Co., Ltd.(a)                                90                 33
Shanghai Lujiazui Finance & Trade Zone
  Development Co., Ltd.                              766,000            314,826
Sinopec Yizheng Chemical Fibre Co., Ltd.           3,201,000            680,937
Tsingtao Brewery Co., Ltd.                         1,124,000          1,131,740
-------------------------------------------------------------------------------
                                                                   $  5,064,155
-------------------------------------------------------------------------------
Colombia -- 0.5%
-------------------------------------------------------------------------------
Bancolombia SA (ADR)                                  87,900       $  1,210,612
-------------------------------------------------------------------------------
                                                                   $  1,210,612
-------------------------------------------------------------------------------
Croatia -- 0.4%
-------------------------------------------------------------------------------
Pliva DD (GDR)                                        67,340       $    870,235
-------------------------------------------------------------------------------
                                                                   $    870,235
-------------------------------------------------------------------------------
Czech Republic -- 2.3%
-------------------------------------------------------------------------------
Cesky Telecom AS (GDR)(a)                             54,303       $    897,824
CEZ AS                                               112,970          1,722,099
Komercni Banka AS (GDR)                               27,154          1,324,941
Philip Morris CR                                         860            651,096
Unipetrol AS(a)                                      116,900            515,651
-------------------------------------------------------------------------------
                                                                   $  5,111,611
-------------------------------------------------------------------------------
Egypt -- 1.7%
-------------------------------------------------------------------------------
Commercial International Bank                         59,920       $    383,508
Eastern Tobacco                                       12,800            274,262
Egyptian International Pharmaceutical
  Industrial Co.                                      73,420            118,657
Egyptian Media Production City(a)                     56,572            123,955
Misr International Bank(a)                            41,140            223,661
MobiNil-Egyptian Company for Mobil Services           10,078            215,672
Olympic Group Financial Investment Co.                47,706            151,449
Orascom Construction Industries (OCI)(a)              62,730            749,039
Orascom Telecommunication(a)                          29,200          1,232,718
Oriental Weavers Co.                                  24,039            218,608
Vodafone Egypt Telecommunications Co.                 19,600            171,137
-------------------------------------------------------------------------------
                                                                   $  3,862,666
-------------------------------------------------------------------------------
Estonia -- 0.6%
-------------------------------------------------------------------------------
AS Eesti Telekom (GDR)                                42,400       $  1,244,855
-------------------------------------------------------------------------------
                                                                   $  1,244,855
-------------------------------------------------------------------------------
Ghana -- 0.8%
-------------------------------------------------------------------------------
Aluworks Ghana Ltd.(b)                               210,900       $    234,333
Mobil Oil Ghana Ltd.(a)                               16,087             67,923
SSB Bank Ltd.(a)(b)                                  185,000            555,000
Standard Chartered Bank of Ghana Ltd.(b)              10,200            192,667
Unilever Ghana Ltd.(b)                               249,000            608,667
-------------------------------------------------------------------------------
                                                                   $  1,658,590
-------------------------------------------------------------------------------
Hong Kong -- 4.0%
-------------------------------------------------------------------------------
China Everbright Ltd.                              1,862,000       $    958,856
China Merchants Holdings International
  Co., Ltd.                                          664,000          1,252,161
China Mobile Hong Kong Ltd.                          330,400          1,127,490
China Petroleum & Chemical Corp.                   5,774,000          2,344,422
China Resources Enterprise Ltd.                      220,000            343,984
CNOOC Ltd.                                         1,332,500            713,500
Lenovo Group Ltd.                                    558,000            166,710
PetroChina Co., Ltd.                               1,672,300            894,193
Shanghai Industrial Holdings Ltd.                     84,000            179,506
Sinopec-China Petroleum & Chemical Corp.           1,628,000            607,316
Travelsky Technology Ltd.                            406,000            329,382
-------------------------------------------------------------------------------
                                                                   $  8,917,520
-------------------------------------------------------------------------------
Hungary -- 4.2%
-------------------------------------------------------------------------------
Danubius Hotel and Spa Rt.(a)                          8,190       $    233,839
Delmagyarorszagi Aramszol Rt                           2,700            227,385
EGIS Rt                                                6,078            366,054
Fotex Rt.(a)                                         478,034            371,636
Gedeon Richter Rt                                     11,452          1,438,434
Magyar Tavkozlesi Rt. (ADR)                           37,300            892,641
MOL Magyar Olaj-es Gazipari Rt                        32,405          2,274,108
NABI Bus Industries Rt.(a)                            24,894             53,659
OTP Bank Rt                                          111,320          3,430,923
RABA Rt.(a)                                           32,410            121,947
-------------------------------------------------------------------------------
                                                                   $  9,410,626
-------------------------------------------------------------------------------
India -- 1.1%
-------------------------------------------------------------------------------
Bajaj Auto Ltd. (GDR)(b)                               3,402       $     72,293
Dr. Reddy's Laboratories Ltd. (ADR)                    1,300             25,877
HDFC Bank Ltd. (ADR)                                   5,700            204,103
Hindalco Industries Ltd. (GDR) (144A)(a)              11,041            362,394
ICICI Bank Ltd. (ADR)                                 14,000            238,808
ITC Ltd. (GDR)                                         4,300            129,564
Mahanagar Telephone Nigam Ltd. (ADR)                  23,300            166,055
Ranbaxy Laboratories Ltd. (GDR)                        2,900             83,484
Reliance Energy Ltd. (GDR) (144A)(a)                   5,900            216,530
Reliance Industries Ltd. (GDR)                        15,808            388,237
State Bank of India Ltd. (GDR)                        11,800            430,700
Tata Motors Ltd. (GDR)                                11,700            135,962
Videsh Sanchar Nigam Ltd. (ADR)                        3,500             37,238
Wipro Ltd. (ADR)                                       1,700             29,252
-------------------------------------------------------------------------------
                                                                   $  2,520,497
-------------------------------------------------------------------------------
Indonesia -- 3.9%
-------------------------------------------------------------------------------
Aneka Tambang Tbk PT                               1,717,500       $    317,844
Astra International Tbk PT                         1,268,000          1,311,448
Bank Central Asia Tbk PT                           3,078,000            985,368
Bank Pan Indonesia Tbk PT                          1,950,272             88,334
Ciputra Development Tbk PT(a)                     12,232,500            619,531
Gudang Garam Tbk PT                                   90,500            132,358
HM Sampoerna Tbk PT                                1,719,500          1,231,617
Indah Kiat Pulp & Paper Corp. Tbk PT(a)            1,095,000            120,907
Indofood Sukses Makmur Tbk PT                      2,521,500            217,636
Indonesian Satellite Corp. Tbk PT                  1,322,500            821,867
Kawasan Industri Jababeka Tbk PT(a)                1,250,000             15,486
Semen Gresik Persero Tbk PT                          265,500            526,887
Telekomunikasi Indonesia Tbk PT(a)                 3,432,160          1,783,223
Trimegah Securities Tbk PT                         6,845,000            122,391
Unilever Indonesia Tbk PT                            852,700            303,137
-------------------------------------------------------------------------------
                                                                   $  8,598,034
-------------------------------------------------------------------------------
Israel -- 3.0%
-------------------------------------------------------------------------------
Agis Industries (1983) Ltd.                            4,023       $    114,544
Alvarion Ltd.(a)                                       9,578            127,196
Bank Hapoalim Ltd.                                   156,752            529,070
Bank Leumi Le-Israel                                 117,024            319,378
Bezeq Israeli Telecommunication Corp. Ltd.(a)        577,638            674,239
Check Point Software Technologies(a)                  25,841            636,464
IDB Development Corp. Ltd.                             2,976             80,324
IDB Holding Corp. Ltd.                                 7,103            152,945
Israel Chemicals Ltd.                                135,015            318,293
Koor Industries Ltd.(a)                                3,023            157,662
Makhteshim-Agan Industries Ltd.                       45,957            246,969
Osem Investment Ltd.                                   5,695             63,212
Partner Communications Co., Ltd.(a)                   57,160            489,300
Taro Pharmaceuticals Industries Ltd.(a)                6,244            212,483
Teva Pharmaceutical Industries Ltd.                   82,999          2,502,012
-------------------------------------------------------------------------------
                                                                   $  6,624,091
-------------------------------------------------------------------------------
Kenya -- 0.9%
-------------------------------------------------------------------------------
Athi River Mining Ltd.(a)                            561,200       $    107,031
Bamburi Cement Co., Ltd.                              53,500             64,622
Barclays Bank of Kenya Ltd.                           88,132            224,112
East African Breweries Ltd.                          345,000            438,652
Firestone East Africa Ltd.                           562,400             89,383
Kenya Airways Ltd.                                 1,924,100            413,443
Kenya Commercial Bank Ltd.                            82,940             67,491
Kenya Power & Lighting Ltd.(a)                       112,650            135,352
Nation Media Group Ltd.                               67,255            145,370
NIC Bank Ltd.                                        147,120             93,528
Standard Chartered Bank Kenya Ltd.                    68,420            106,132
Uchumi Supermarket Ltd.(a)                           262,494             61,076
-------------------------------------------------------------------------------
                                                                   $  1,946,192
-------------------------------------------------------------------------------
Malaysia -- 3.2%
-------------------------------------------------------------------------------
Aokam Perdana Bhd(a)(b)                                3,295                $--
Berjaya Sports Toto Bhd(a)                            91,384             97,579
British American Tobacco Malaysia Bhd                 20,700            249,217
Commerce Asset Holdings Bhd                          125,900            155,614
DRB-Hicom Bhd                                        174,200            100,394
EON Capital Bhd(a)                                    48,500             74,026
Gamuda Bhd                                           128,000            178,517
Genting Bhd                                           90,100            450,038
Hong Leong Credit Bhd                                 61,500             72,403
Hong Leong Properties Bhd                             11,850              1,800
IJM Corp. Bhd                                         59,100             73,719
IOI Corp. Bhd                                        166,000            414,314
IOI Oleochemical Industries Bhd                        6,375             16,105
Kuala Lumpur Kepong Bhd                               44,900             81,688
Leader Universal Holdings Bhd(a)                     659,000             71,103
Magnum Corp. Bhd                                     186,380            118,728
Malakoff Bhd                                         151,600            286,835
Malayan Banking Bhd                                  183,355            569,305
Malaysia International Shipping Corp. Bhd             56,000            225,789
Malaysian Pacific Industries Bhd                      28,500            112,693
Maxis Communications Bhd                             230,000            566,176
Nestle Malaysia Bhd                                    6,000             36,475
O.Y.L. Industries Bhd                                 17,800            178,000
Petronas Gas Bhd                                      71,000            132,658
PPB Group Bhd                                         56,000            100,211
Proton Holdings Bhd(a)                                87,300            206,888
Public Bank Bhd                                      317,188            592,640
Resorts World Bhd                                     74,000            194,668
Sapura Telecom Bhd                                    39,300             15,065
Sime Darby Bhd                                       286,700            452,684
Tanjong Plc                                           42,000            155,826
Telekom Malaysia Bhd                                 118,700            362,421
Tenaga Nasional Bhd                                   98,560            282,712
TIME Engineering Bhd(a)                              103,900             19,530
UMW Holdings Bhd                                      57,000             76,477
YTL Corp. Bhd                                        145,860            205,356
YTL e-Solutions Bhd(a)                             2,747,700            141,000
-------------------------------------------------------------------------------
                                                                   $  7,068,654
-------------------------------------------------------------------------------
Mauritius -- 0.8%
-------------------------------------------------------------------------------
Air Mauritius Ltd.(a)                                 83,400       $     52,680
Ireland Blyth Ltd.                                    64,209             74,736
Mauritius Commercial Bank                            283,595            394,497
Mon Tresor & Mon Desert Ltd.                          23,449             45,766
New Mauritius Hotels Ltd.(a)                          65,400            125,323
Rogers & Co., Ltd.                                    48,555            241,224
Shell Mauritius Ltd.                                  22,000             75,728
State Bank of Mauritius Ltd.                         641,899            635,521
Sun Resorts Ltd.                                      45,730             76,920
United Basalt Products Ltd.                           85,125            144,090
-------------------------------------------------------------------------------
                                                                   $  1,866,485
-------------------------------------------------------------------------------
Mexico -- 7.1%
-------------------------------------------------------------------------------
Alfa SA de CV                                        290,572       $  1,485,835
America Movil SA de CV                               583,180          1,532,371
America Telecom SA de CV(a)                           95,649            274,668
Carso Global Telecom SA de CV(a)                     160,800            286,344
Cemex SA de CV                                       397,106          2,899,832
Coca-Cola Femsa SA de CV                              19,000             45,101
Fomento Economico Mexicano SA de CV                   97,800            513,522
Grupo Aeroportuario del Surests SA de CV
  (Class "B" Shares)                                   4,826             13,079
Grupo Bimbo SA de CV                                 141,527            357,531
Grupo Carso SA de CV                                 228,000          1,227,236
Grupo Elektra SA de CV                                 9,626             89,378
Grupo Financiero Inbursa SA de CV                    927,808          1,707,127
Grupo Iusacell SA de CV                              136,250            295,064
Grupo Mexico SA de CV(a)                              40,000            201,848
Grupo Televisa SA                                    172,000            519,225
Hylsamex SA de CV(a)                                  98,769            296,741
Kimberly-Clark de Mexico SA de CV                    121,570            419,884
Telefonos de Mexico SA de CV (Telmex)                998,180          1,916,305
TV Azteca SA                                         593,565            376,470
US Commercial Corp. SA de CV(a)                      128,000             53,510
Wal-Mart de Mexico SA de CV                          364,816          1,253,472
-------------------------------------------------------------------------------
                                                                   $ 15,764,543
-------------------------------------------------------------------------------
Morocco -- 1.6%
-------------------------------------------------------------------------------
Banque Commerciale du Maroc                            3,980       $    458,887
Banque Marocaine du Commerce Exterieur (BMCE)          6,620            421,810
Ciments du Maroc                                       1,365            204,320
CTM                                                    1,560             47,333
Holcim Maroc SA                                        2,082            294,378
Lesieur Cristal SA                                     1,663            211,319
ONA SA                                                 8,823            970,160
Samir                                                  6,247            268,319
Societe des Brasseries du Maroc                        3,279            595,434
-------------------------------------------------------------------------------
                                                                   $  3,471,960
-------------------------------------------------------------------------------
Peru -- 1.4%
-------------------------------------------------------------------------------
Cementos Lima SA                                       4,981       $     92,663
Cia de Minas Buenaventura SA                          36,649            838,826
Cia de Minas Buenaventura SA (ADR)                    41,440            948,482
Compania Minera Atacocha SA                           50,000             31,107
Credicorp Ltd.                                        52,600            831,606
Ferreyros SA                                          21,268             12,324
Grana y Montero SA                                   100,000             25,922
Southern Peru Copper Corp. (ADR)                       4,530            211,551
Union de Cervecerias Backus y Johnston SAA           465,255            168,848
-------------------------------------------------------------------------------
                                                                   $  3,161,329
-------------------------------------------------------------------------------
Philippines -- 3.1%
-------------------------------------------------------------------------------
Ayala Corp.                                        2,092,800       $    246,102
Ayala Land, Inc.                                   1,374,840            178,951
Bank of the Philippine Islands                       441,720            414,323
Benpres Holdings Corp.                            31,820,000            386,137
Filinvest Land, Inc.(a)                           10,307,550            204,692
Manila Electric Co.(a)                               394,286            173,872
Metropolitan Bank & Trust Co.                        728,875            344,146
Petron Corp.                                       7,477,423            432,991
Philippine Long Distance Telephone Co.(a)            114,060          2,800,900
San Miguel Corp. (Class "B" Shares)                  964,000          1,288,196
SM Prime Holdings, Inc.                            2,749,000            377,146
-------------------------------------------------------------------------------
                                                                   $  6,847,456
-------------------------------------------------------------------------------
Poland -- 3.8%
-------------------------------------------------------------------------------
Agora SA(a)                                           21,510       $    407,815
Bank BPH                                               3,226            549,246
Bank Millennium SA(a)                                196,243            220,311
Bank Pekao SA(a)                                      36,600          1,684,111
Bank Zachodni WBK SA(a)                                7,350            238,084
ComputerLand SA(a)                                    10,172            376,942
KGHM Polska Miedz SA(a)                               36,290            378,780
KGHM Polska Miedz SA (GDR)(a)                         11,300            236,155
Orbis SA                                              60,680            502,392
Polski Koncern Naftowy Orlen SA                      122,225          1,541,371
Prokom Software SA(a)                                 13,781            675,583
Telekomunikacja Polska SA (GDR)                       76,100            503,029
Telekomunikacja Polska SA (GDR) (144A)               169,000          1,117,107
-------------------------------------------------------------------------------
                                                                   $  8,430,926
-------------------------------------------------------------------------------
Russia -- 5.2%
-------------------------------------------------------------------------------
Golden Telecom, Inc. (ADR)                               700       $     18,494
Irkutskenergo (ADR)                                   11,500            119,888
LUKOIL (ADR)                                          16,050          1,948,470
Magadanenergo(a)                                   1,000,000             41,000
Mobile Telesystems (ADR)                               2,200            301,400
Mosenergo (ADR)                                       12,900            187,050
OAO Gazprom(c)                                     1,332,300          3,677,613
Sberbank RF                                            8,042            394,862
Sberbank RF (GDR)                                      1,300            643,955
Surgutneftegaz                                        24,500          1,335,250
Surgutneftegaz (ADR) (PFD Shares)                     27,700          1,038,750
Unified Energy System (GDR)                           30,494            869,079
United Heavy Machinery Uralmash-Izhora
  Group(a)                                             5,800             18,908
United Heavy Machinery Uralmash-Izhora
  Group (ADR)(a)                                       6,900             22,494
United Heavy Machinery Uralmash-Izhora
  Group (ADR) (144A)(a)                               37,600            122,576
Uralsvyazinform (ADR)                                  6,329             46,455
VimpelCom (ADR)(a)                                    19,500            633,750
Wimm-Bill-Dann Foods OJSC (ADR)(a)                     4,000             58,000
-------------------------------------------------------------------------------
                                                                   $ 11,477,994
-------------------------------------------------------------------------------
South Africa -- 8.0%
-------------------------------------------------------------------------------
ABSA Group Ltd.                                       33,490       $    451,725
Alexander Forbes Ltd.                                132,100            249,721
Anglo American Plc                                    45,204          1,074,549
AngloGold Ashanti Ltd.                                12,562            452,027
AngloGold Ashanti Ltd. (ADR)                          20,619            728,358
Barloworld Ltd.                                       40,000            754,737
BidBEE Ltd.(a)                                         5,662             49,999
Bidvest Group Ltd.                                    32,037            456,067
Business Connection Group Ltd.                        19,400             15,238
FirstRand Ltd.                                       357,560            847,291
Foschini Ltd.                                         27,423            194,705
Gold Fields Ltd.                                      40,180            498,312
Impala Platinum Holdings Ltd.                          8,261            705,146
JD Group Ltd.                                         14,214            171,060
Johnnic Holdings Ltd.(a)                                 200                772
Metro Cash & Carry Ltd.                              773,240            349,991
MTN Group Ltd.                                       229,880          1,774,978
Naspers Ltd.                                          31,868            424,247
Nedcor Ltd.                                           22,183            306,339
Pick'n Pay Stores Ltd.                               104,260            429,347
Remgro Ltd.                                           82,705          1,385,231
Sanlam Ltd.                                          304,100            701,717
Sappi Ltd.                                            23,820            348,404
Sasol Ltd.                                            91,536          1,970,294
Shoprite Holdings Ltd.                               126,153            288,861
Standard Bank Group Ltd.                             145,053          1,694,162
Steinhoff International Holdings Ltd.                    700              1,566
Tiger Brands Ltd.(a)                                  64,600          1,111,114
Tradehold Ltd.(a)                                     29,862             16,962
Woolworths Holdings Ltd.                             111,296            225,012
-------------------------------------------------------------------------------
                                                                   $ 17,677,932
-------------------------------------------------------------------------------
South Korea -- 6.6%
-------------------------------------------------------------------------------
Daesang Corp.                                         45,000       $    196,481
GS Holdings Corp.(a)                                      54              1,168
Hana Bank                                             18,580            462,754
Hanwha Securities Co., Ltd.                           40,000            122,146
Hite Brewery Co., Ltd.                                 1,950            160,417
Hynix Semiconductor, Inc.                             24,070            270,702
Hyundai Motor Co.                                     17,770            949,466
Kangwon Land, Inc.                                    36,658            475,395
Kookmin Bank (ADR)                                    18,084            707,499
Korea Electric Power Corp.                            17,130            443,001
Korean Air Lines Co., Ltd.(a)                          8,086            147,295
KT Corp.                                              10,500            421,176
KT&G Corp.                                            27,980            836,535
KTBNetwork Co., Ltd. (ADR)(a)                         80,000            163,510
LG Card Co., Ltd.                                     64,460            986,950
LG Chem Ltd. (GDR) (144A)(a)                           4,620            184,095
LG Corp.                                               4,700             76,496
LG Electronics, Inc.                                   9,019            557,767
POSCO                                                  8,290          1,491,873
Samsung Corp.                                         25,930            320,978
Samsung Electronics Co., Ltd.                          6,488          2,819,040
Samsung Fire & Marine Insurance Co., Ltd.              7,734            605,744
Samsung Securities Co., Ltd.                              70              1,690
Shinhan Financial Group Co., Ltd.                     22,630            507,929
Shinsegae Co., Ltd.                                    1,300            356,547
SK Securities Co., Ltd.(a)                           470,000            306,085
SK Telecom Co., Ltd.                                   1,480            282,099
SK Telecom Co., Ltd. (ADR)                            26,341            556,414
Trigem Computer, Inc.(a)                              95,593            268,439
-------------------------------------------------------------------------------
                                                                   $ 14,679,691
-------------------------------------------------------------------------------
Taiwan -- 2.8%
-------------------------------------------------------------------------------
Acer, Inc. (GDR)                                      19,761       $    163,688
Acer, Inc. (GDR) (144A)                               32,400            268,382
Asia Cement Corp. (GDR) (144A)                        10,064             71,137
Asustek Computer, Inc. (GDR)                          36,410             97,087
AU Optronics Corp. (ADR)                              27,258            394,808
Cathay Financial Holding Co., Ltd. (GDR)              14,700            301,515
China Steel Corp. (GDR)                               18,150            410,079
Chunghwa Telecom Co., Ltd. (ADR)                      12,200            240,612
Compal Electronics, Inc. (GDR)                        10,800             54,017
Evergreen Marine Corp. (GDR)                          64,086            612,342
Fubon Financial Holding Co., Ltd. (GDR)               55,400            568,160
Hon Hai Precision Industry Co., Ltd. (GDR)            74,267            689,004
Macronix International Co., Ltd. (ADR)(a)             19,913             45,242
Siliconware Precision Industries Co. (ADR)             6,200             25,630
Synnex Technology International Corp. (GDR)          124,725            738,347
Teco Electric and Machinery Co., Ltd. (GDR)               42                137
United Microelectronics Corp. (ADR)(a)               204,831            662,526
Walsin Lihwa Corp. (GDR)(b)                          100,203            508,530
Yageo Corp. (GDR)(a)                                  19,820             33,694
Yang Ming Marine Transport (GDR)(a)                   29,287            282,795
-------------------------------------------------------------------------------
                                                                   $  6,167,732
-------------------------------------------------------------------------------
Thailand -- 2.6%
-------------------------------------------------------------------------------
Advanced Info Service Pcl(d)                         135,600       $    373,467
Bangkok Bank Pcl(a)                                  151,900            405,976
Bangkok Bank Pcl(a)(d)                               144,900            425,582
Bank of Ayudhya Pcl(a)(d)                            196,400             60,664
BankThai Pcl(d)                                      643,800             89,486
Banpu Pcl(d)                                          33,000            129,112
BEC World Pcl(d)                                     606,500            245,098
Delta Electronics (Thailand) Pcl(d)                  334,670            142,138
Electricity Generating Pcl                            50,500             96,199
Hana Microelectronic Pcl(d)                          534,100            268,081
Italian-Thai Development Pcl                         211,300             52,058
Kasikornbank Pcl(a)(d)                               254,600            367,494
KCE Electronics Pcl(a)                               369,300             71,639
Loxley Pcl(d)                                      1,762,600            154,256
National Finance Pcl(d)                              123,300             43,580
PTT Exploration & Production Pcl(d)                   58,600            437,426
PTT Pcl(d)                                           120,300            535,699
Ratchaburi Electricity Generating Holding
  Pcl(d)                                             261,100            255,387
Saha-Union Pcl(d)                                     98,700             46,238
Sahaviriya Steel Industries Pcl                      851,000             63,086
Shin Corp. Pcl(d)                                    130,156            134,009
Siam Cement Pcl(d)                                    88,600            556,855
Siam City Cement Pcl                                  24,100            151,362
Siam Commercial Bank Pcl                              51,600             65,243
Thai Military Bank Pcl(a)(d)                         888,000             85,943
Thai Petrochemical Industry Pcl(a)(d)                653,100            122,719
Thai Union Frozen Products Pcl                       233,000            148,410
True Corp. Pcl(a)(d)                                 323,168             69,811
TT&T Pcl(a)                                        1,001,800            128,452
-------------------------------------------------------------------------------
                                                                   $  5,725,470
-------------------------------------------------------------------------------
Turkey -- 3.9%
-------------------------------------------------------------------------------
Ak Enerji Elektrik Uretim Otoprodukor
Grubu AS(a)                                       18,721,037       $     86,074
Akbank TAS                                       178,016,170          1,102,288
Aktas Electric(a)(b)                                 280,000               --
Anadolu Efes Biracilik ve Malt Sanayii AS         41,576,042            840,154
Arcelik AS(a)                                     61,583,060            376,759
Eregli Demir ve Celik Fabrikalari TAS            146,993,481            664,932
Haci Omer Sabanci Holding AS                     210,158,349            818,191
KOC Holding AS                                   108,633,740            708,918
Migros Turk TAS                                   42,464,070            352,840
Nortel Networks Netas Telekomunikasyon AS(a)       1,764,000             43,822
Trakya CAM Sanayii AS                             60,699,550            165,647
Tupras Turkiye Petrol Rafine AS                   17,441,000            177,191
Turk Hava Yollari Aninum Ortakligi (THY) AS(a)    16,448,526             96,971
Turkcell Iletisim Hizmet AS                      199,823,541          1,417,404
Turkcell Iletisim Hizmet AS (ADR)                     25,803            449,664
Turkiye Garanti Bankasi AS(a)                    161,993,219            511,747
Turkiye Is Bankasi                                93,024,881            513,930
Vestel Elektronik Sanayi va Ticaret AS(a)         15,295,000             58,980
Yapi ve Kredi Bankasi(a)                          95,811,000            301,252
-------------------------------------------------------------------------------
                                                                   $  8,686,764
-------------------------------------------------------------------------------
Venezuela -- 0.7%
-------------------------------------------------------------------------------
Cia Anonima Nacional Telefonos de
Venezuela - CANTV (ADR)                               65,152       $  1,450,472
-------------------------------------------------------------------------------
                                                                   $  1,450,472
-------------------------------------------------------------------------------
Zimbabwe -- 0.4%
-------------------------------------------------------------------------------
Ariston Holdings Ltd.(a)                             597,393       $     13,555
Barclays Bank Zimbabwe                               675,245             31,822
Dawn Properties Unit                                 123,277            107,585
Delta Corp. Ltd.                                     807,488            253,694
Econet Wireless Holdings Ltd.                        937,800             58,108
Meikles Africa Ltd.                                   60,013             62,849
NMBZ Holdings Ltd.                                   994,355             12,323
OK Zimbabwe                                        1,059,353              6,841
Old Mutual PLC                                        80,448            308,915
Pelhams Ltd.(a)                                       86,835                212
Wankie Colliery Co., Ltd.(a)                         693,000             51,966
Zimbabwe Sun Ltd.(a)                                 123,277                430
-------------------------------------------------------------------------------
                                                                   $    908,300
-------------------------------------------------------------------------------
Total Common Stocks
  (cost $99,127,029)                                               $189,944,723
-------------------------------------------------------------------------------

Preferred Stocks -- 4.4%

Brazil -- 4.3%
-------------------------------------------------------------------------------
Banco Bradesco SA                                     34,320       $    837,584
Banco Itau Holding Financeira SA                       8,120          1,219,834
Bombril Cirio SA                                 100,000,000            248,870
Brasil Telecom Participacoes SA                   22,900,000            173,302
Cia de Bebidas das Americas                        5,462,655          1,521,975
Cia Vale do Rio Doce                                  68,700          1,659,302
Eletropaulo Metropolitana SA                       5,767,190            160,682
Empresa Brasileira de Aeronautica SA                 166,651          1,392,941
Investimentos Itau SA                                682,925          1,182,777
Lojas Americanas SA                               28,835,940            440,790
Net Servicos de Comunicacao SA(a)                  1,641,110            376,912
Telecomunicacoes de Sao Paulo SA                   1,086,432             20,739
Telesp Celular Participacoes SA                  104,280,003            282,294
-------------------------------------------------------------------------------
                                                                   $  9,518,002
-------------------------------------------------------------------------------
Russia -- 0.1%
-------------------------------------------------------------------------------
Central Telecommunications                           500,000       $    104,500
-------------------------------------------------------------------------------
                                                                   $    104,500
-------------------------------------------------------------------------------
Total Preferred Stocks
  (cost $4,914,565)                                                $  9,622,502
-------------------------------------------------------------------------------

Investment Funds -- 8.3%

Security                                              Shares              Value
-------------------------------------------------------------------------------
Butterfield Fund Thai Euro                            23,962       $    437,306
Framlington Bulgaria Fund, Ltd.(b)(e)                 78,180             15,636
Genesis Chile Fund Ltd.(b)                             3,400            252,875
India Fund, Inc.                                      95,800          2,839,512
iShares MSCI Taiwan Index Fund(f)                    347,400          4,189,644
Korea Fund, Inc.                                      26,900            647,214
Morgan Stanley India Investment Fund, Inc.            23,786            736,415
Romanian Investment Fund(b)                              615            272,138
Saudi Arabia Investment Fund Ltd.(b)                  65,800          2,993,900
Societe Generale Baltic Republic Fund(b)(e)           12,723            582,077
Societe Generale Romania Fund(b)(e)                    6,450            206,400
Taiwan Fund, Inc.                                     86,500          1,146,125
Taiwan Greater China Fund                            177,286            868,701
Thai-Euro Fund Ltd. (B Shares)(b)                     39,938            663,969
Thailand International Fund (IDR)(b)                       7            134,750
UTI India IT Fund Ltd.(b)                             22,300            549,249
Vietnam Enterprise Investments Ltd.(b)             1,376,733          1,813,846
Vietnam Growth Fund Ltd.(b)                           13,235            133,177
-------------------------------------------------------------------------------

Total Investment Funds
  (cost $10,985,261)                                               $ 18,482,934
-------------------------------------------------------------------------------

Rights(a) -- 0.0%

Security                                              Shares              Value
-------------------------------------------------------------------------------

Renault Argentina SA (Argentina) expiring
  1/12/05                                            771,757       $        260

Banco Bradesco SA (Brazil) expiring 1/27/05            1,265             11,454

India Fund, Inc. expiring 1/31/05                     95,800             47,325
-------------------------------------------------------------------------------

Total Rights
  (cost $0)                                                        $     59,039
-------------------------------------------------------------------------------

Warrants(a) -- 1.0%

Security                                              Shares              Value
-------------------------------------------------------------------------------

Bank of Ayudhya Pcl (Thailand) expiring
  9/3/08, strike THB 12.00(d)                         78,560       $      8,331
Bidvest Group Ltd. (South Africa)
  expiring strike ZAR 6,000.00                         2,264              9,703
J.P. Morgan International Derivatives
Ltd. Call Warrant (Infosys Technologies
Ltd. (India)), (144A) expiring 1/28/05,
  strike INR .000(b)                                   1,090            216,659
J.P. Morgan International Derivatives
  Ltd. Call Warrant (Taiwan Semiconductor
  Company Ltd.(Taiwan)), (144A) expiring
  3/24/05, strike, TWD .00008(b)                     754,200          1,478,194
Land and Houses Pcl (Thailand) expiring
  9/2/08, strike THB 2.345(d)                      2,072,000            461,334
-------------------------------------------------------------------------------
Total Warrants
  (cost $1,085,964)                                                $  2,174,221
-------------------------------------------------------------------------------
Total Long-Term Investments -- 99.4%
  (cost $116,112,819)                                              $220,283,419
-------------------------------------------------------------------------------
Total Investments -- 99.4%
  (cost $116,112,819)                                              $220,283,419
-------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.6%                             $  1,422,860
-------------------------------------------------------------------------------

Net Assets -- 100%                                                 $221,706,279
-------------------------------------------------------------------------------

(ADR)  - American Depository Receipt.
(GDR)  - Global Depository Receipt.
(IDR)  - International Depository Receipt.
(144A) - Security exempt from registration under Rule 144A of the Securities
         Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
(a) Non-income producing security.
(b) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(c) Represents financial contract with an off-shore broker whereby 1 contract is equal to 1 share of the indicated security.
(d) Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(e) Investment fund is in the process of being liquidated.
(f) Exchange-traded fund.

Industry Classification as of December 31, 2004.

SECTOR                              % OF NET ASSETS               MARKET VALUE
Financials                               20.5%                    $45,393,885
Communications                           15.2%                     33,740,431
Consumer, Non-Cyclical                   11.4%                     25,288,126
Energy                                   10.6%                     23,478,238
Basic Materials                           9.3%                     20,635,414
Mutual Funds                              8.3%                     18,482,934
Industrial                                8.2%                     18,149,099
Diversified                               5.7%                     12,646,137
Consumer, Cyclical                        5.6%                     12,399,376
Utilities                                 3.1%                      6,702,980
Technology                                1.5%                      3,366,799

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2004

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities
(Unaudited)

As of December 31, 2004

Assets
-------------------------------------------------------------------------------
Investments in securities, at value
  (identified cost, $116,112,819)                                  $220,283,419
Foreign currency, at value (identified cost $759,962)                   800,672
Receivable for investment securities sold                             1,494,340
Interest and dividends receivable                                       474,380
Receivable for capital stock sold                                       177,886
Taxes reclaim receivable                                                 23,598
-------------------------------------------------------------------------------
Total assets                                                       $223,254,295
-------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------
Accrued capital gains taxes                                            $738,109
Due to custodian                                                        521,170
Payable for investment securities purchased                             218,606
Payable for capital stock redeemed                                       51,965
Other liabilities                                                        18,166
-------------------------------------------------------------------------------
Total liabilities                                                    $1,548,016
-------------------------------------------------------------------------------
Net Assets                                                         $221,706,279
-------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------
Paid-in capital                                                    $150,154,494
Distributions in excess of net investment income                     (3,210,465)
Accumulated net realized loss on investment transactions            (28,480,618)
Net unrealized appreciation of investments and foreign
  currencies                                                        103,242,868
-------------------------------------------------------------------------------
Total                                                              $221,706,279
-------------------------------------------------------------------------------

Institutional Shares
-------------------------------------------------------------------------------
Net Assets                                                         $221,706,279
Shares Outstanding                                                   10,028,809
Net Asset Value and Redemption Price Per Share
  (net assets/shares of beneficial interest outstanding)                 $22.11
-------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2004

FINANCIAL STATEMENTS (Unaudited)

Statement of Operations (Unaudited)For the Six Months Ended
December 31, 2004

Investment Income
-------------------------------------------------------------------------------
Dividends (net of foreign taxes, $243,337)                           $2,273,687
Interest                                                                  9,465
-------------------------------------------------------------------------------
Total income                                                         $2,283,152
-------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------
Management fee                                                         $420,166
Administration fee                                                      466,851
-------------------------------------------------------------------------------
Total expenses                                                         $887,017
-------------------------------------------------------------------------------
Net investment income                                                $1,396,135
-------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
Net realized gain (loss) --
  Investment transactions                                              $176,808
  Foreign currency transactions                                         (16,665)
-------------------------------------------------------------------------------
Net realized gain                                                      $160,143
-------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments                                                       $47,317,158
  Foreign currencies                                                     74,304
-------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                $47,391,462
-------------------------------------------------------------------------------

Net realized and unrealized gain                                    $47,551,605
-------------------------------------------------------------------------------

Net increase in net assets from operations                          $48,947,740
-------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2004

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets
(Unaudited)

Increase (Decrease)                                        Six Months Ended          Year Ended
in Net Assets                                             December 31, 2004          June 30, 2004
----------------------------------------------------------------------------------------------------
From operations --
  Net investment income                                      $    1,396,135          $    2,531,743
  Net realized gain (loss) on investment and
    foreign currency transactions                                   160,143                 714,243
  Net change in unrealized appreciation
    (depreciation) on investments and foreign
    currencies                                                   47,391,462              42,430,749
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
    operations                                               $   48,947,740          $   45,676,735
----------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from --
    Net investment income                                    $   (2,730,766)         $   (6,945,881)
----------------------------------------------------------------------------------------------------
Fund share transactions --
  Proceeds from sale of shares                               $   16,790,729          $   25,638,816
  Net asset value of shares issued as
    reinvestment of dividends                                     2,050,127               6,135,706
  Cost of shares redeemed                                        (4,314,263)            (24,990,402)
  Fund purchase and redemption fees (Note 1)                        210,648                 415,434
----------------------------------------------------------------------------------------------------
Net increase resulting from Fund share
  transactions                                               $   14,737,241          $    7,199,554
----------------------------------------------------------------------------------------------------
Net increase in net assets                                   $   60,954,215          $   45,930,408
----------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------
At beginning of period                                       $  160,752,064          $  114,821,656
----------------------------------------------------------------------------------------------------
At end of period                                             $  221,706,279          $  160,752,064
----------------------------------------------------------------------------------------------------
Overdistributed net investment income included
  in net assets at end of period                             $   (3,210,465)         $   (1,875,834)
----------------------------------------------------------------------------------------------------

                                  See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2004

FINANCIAL STATEMENTS (Unaudited) CONT'D

Financial Highlights

                                        Six Months Ended                                Year Ended June 30,
                                       December 31, 2004     ----------------------------------------------------------------------
                                             (Unaudited)          2004           2003          2002          2001          2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period         $  17.34       $  13.09       $  11.24      $  11.29      $  14.14      $  13.25
------------------------------------------------------------------------------------------------------------------------------------

Income from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(a)                       $   0.15       $   0.27       $   0.26      $   0.22      $   0.15      $   0.09
Net realized and unrealized gain (loss)            4.88           4.68           1.68         (0.09)        (2.73)         0.89
------------------------------------------------------------------------------------------------------------------------------------
Total income from operations                   $   5.03       $   4.95       $   1.94      $   0.13      $  (2.58)     $   0.98
------------------------------------------------------------------------------------------------------------------------------------

Less distributions to shareholders
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                     $  (0.28)      $  (0.75)      $  (0.12)     $  (0.21)     $  (0.30)     $  (0.12)
------------------------------------------------------------------------------------------------------------------------------------
Fund purchase and redemption fee added to
  paid-in capital(a)                           $   0.02       $   0.05       $   0.03      $   0.03      $   0.03      $   0.03
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- End of period               $  22.11       $  17.34       $  13.09      $  11.24      $  11.29      $  14.14
------------------------------------------------------------------------------------------------------------------------------------

Total Return(b)                                   29.12%         38.49%         17.71%         1.46%       (18.01)%        7.55%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)      $221,706       $160,752       $114,822      $ 86,654      $ 74,197      $ 86,973
------------------------------------------------------------------------------------------------------------------------------------
Ratio of total expenses to average net
  assets                                           0.95%(e)       0.95%          1.01%(c)      1.07%(c)      1.01%(d)      1.00%(d)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average
  net assets                                       1.50%(e)       1.67%          2.33%         1.99%         1.27%         0.64%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover                                    2%            12%            17%           32%           43%           24%
------------------------------------------------------------------------------------------------------------------------------------

(a)  Per share amounts based on average number of shares outstanding during the period.
(b)  Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)  Ratio of expenses to average net assets excluding tax and trustees' expense is 0.95%.
(d)  Ratio of expenses to average net assets excuding tax and interest expense is 0.95%.
(e)  Annualized.

                                                  See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2004

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1 Significant Accounting Policies
-------------------------------------------------------------------------------
  Eaton Vance Tax-Managed Emerging Markets Fund (the Fund) is a series of
  Eaton Vance Series Trust II (the Trust), a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term, after-tax returns for its shareholders by investing in equity securities of companies located in emerging market countries, which are those considered to be developing. The financial statements of the Fund reflect the historical financial results of the PIMCO PPA Tax-Efficient Structured Emerging Markets Fund (PIMCO PPA Fund) prior to its reorganization (see Note 9). The investment objective and policies of the PIMCO PPA Fund were substantially similar to those of the Fund. The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

  A Investment Valuation -- Marketable securities that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices or in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service.

  Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of foreign securities generally is determined as of the close trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the securities held by the fund. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Investments held by the Fund for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

  B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

  C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable countries tax rules and rates. At June 30, 2004, the Fund, for federal income tax purposes, had a capital loss carryover of $27,903,371, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire June 30, 2012 ($362,373), June 30, 2011 ($2,856,200), June 30, 2010 ($4,652,533),
  June 30, 2009 ($10,513,006), June 30, 2008 ($7,893,990) and June 30, 2007
  ($1,625,269). Additionally, at June 30, 2004, the Fund had net capital losses of $422,733 attributable to security transactions incurred after October 31, 2003. These capital losses are treated as arising on the first day of the Fund's taxable year ended June 30, 2005.

  In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to capital gains taxes in certain countries in which in invests. In determining the daily net asset value, the Fund estimates the accrual for capital gains taxes, if any, based on the unrealized appreciation on certain Fund securities and the related tax rates. At December 31, 2004, the Fund had an accrual for capital gains taxes of $738,109, of which $410,093 is included in the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations and were none for the six months ended December 31, 2004.

  The fund is subject to a Contribucao Provisoria sobre Movimentacoes Financeiras ("CPMF") tax which is applied to foreign exchange transactions representing capital inflows or outflows to the Brazilian market for certain securities. The CPMF tax has been included in the net realized gain (loss) on investments.

  D Expenses -- Expenses of the Trust that are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and relative size of the funds.

  E Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

  F Forward Foreign Currency Exchange Contracts -- The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Fund will enter into forward contracts for hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

  G Purchase and Redemption Fees -- The Fund imposes a fee equal to 1% of the net asset value of shares purchased, exchanged or redeemed to defray the Fund's investment transaction costs. The fee is deducted from the amount invested or redeemed and is reflected by the Fund as an increase to paid-in capital. Shares acquired through the reinvestment of dividends and capital gains distributions or shares redeemed that were acquired prior to July 1, 1998 are not subject to the fee.

  H Repurchase Agreements -- Under the terms of a repurchase agreement, the Fund's custodian takes possession of an underlying collateral security, the market value of which is at all times at least equal to the principal, including accrued interest, of the repurchase transaction. In the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral by the Fund may be delayed or limited.

  I Indemnifications -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

  J Other -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

  K Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  L Interim Financial Statements -- The interim financial statements relating to December 31, 2004 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
--------------------------------------------------------------------------------
  It is the present policy of the Fund to make (a) at least one distribution annually of all or substantially all of its net investment income, and (b) at least one distribution annually of all or substantially all of its realized capital gains. Shareholders may reinvest all distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in-capital.

3 Shares of Beneficial Interest
--------------------------------------------------------------------------------
  The Fund's Declaration of Trust permits the Trustees to issues an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

  Institutional Class
                                  Six Months Ended                Year Ended
                                 December 31, 2004             June 30, 2004
  --------------------------------------------------------------------------
  Sales                                    882,392                 1,610,085
  Reinvestments                             94,215                  371,571
  Redemptions                             (217,378)               (1,483,457)
  --------------------------------------------------------------------------
  Net increase                              759,229                 498,199
  --------------------------------------------------------------------------

  At December 31, 2004, one shareholder owned 17% of the Fund's shares outstanding.

4 Investment Adviser Fee and Other Transactions with Affiliates
--------------------------------------------------------------------------------
  Under the terms of its investment advisory agreement with Eaton Vance Management (EVM), the Fund pays EVM a monthly advisory fee equal to an annual rate of 0.45% of the Fund's average daily net assets. For the six months ended December 31, 2004, the advisory fee earned by EVM amounted to $420,166. Pursuant to a sub-advisory agreement, EVM pays a monthly sub-advisory fee to Parametric Portfolio Associates, an indirect, majority-owned subsidiary of EVM equal to an annual rate of 0.35% of the Fund's average daily net assets.

  EVM also serves as administrator to the Fund and receives from the Fund a monthly administration fee equal to an annual rate of 0.50% of the Fund's average daily net assets. The administration fee covers most third party expenses, excluding taxes, interest and extraordinary expenses. For the six months ended December 31, 2004, the Fund paid $466,851 for administrative services to EVM.

  EVM also serves as the sub-transfer agent to the Fund, at no additional cost to the Fund.

  Certain officers and Trustees of the Fund are officers of EVM or Parametric Portfolio Associates.

5 Investment Transactions
--------------------------------------------------------------------------------
  Purchases and sales of investments, other than short-term obligations, aggregated $19,671,048 and $4,401,444, respectively, for the six months ended December 31, 2004.

6 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
--------------------------------------------------------------------------------
  The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2004, as computed on a federal income tax basis, were as follows:

  Aggregate Cost                                            $ 116,112,819
  ---------------------------------------------------------------------------
  Gross unrealized appreciation                              $109,397,016
  Gross unrealized depreciation                                (5,226,416)
  ---------------------------------------------------------------------------
  Net unrealized appreciation                                $104,170,600
  ---------------------------------------------------------------------------

  The net unrealized appreciation on foreign currency was $54,878 at December 31, 2004.

7 Risks Associated with Foreign Investments
--------------------------------------------------------------------------------
  Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

8 Financial Instruments
--------------------------------------------------------------------------------
  The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At December 31, 2004, there were no obligations outstanding under these financial instruments.

9 Reorganization
--------------------------------------------------------------------------------
  On February 6, 2004, the Fund acquired the net assets of the PIMCO PPA Fund, a series of PIMCO Funds: Multi-Manager Series pursuant to a plan of reorganization approved by its shareholders. Prior to this acquisition, the Fund had not yet commenced operations. The acquisition was accomplished by a tax-free exchange of shares of the Fund in an amount equal to the outstanding shares of the PIMCO PPA Fund.

Eaton Vance Tax-Managed Emerging Markets Fund

INVESTMENT MANAGEMENT

OFFICERS                                         TRUSTEES

MICHAEL W. WEILHEIMER                            JAMES B. HAWKES
President
                                                 SAMUEL L. HAYES, III
THOMAS P. HUGGINS
Vice President                                   WILLIAM H. PARK

CLIFF QUISENBERRY                                RONALD A. PEARLMAN
Vice President
                                                 NORTON H. REAMER
BRYAN J. DODDY
Treasurer                                        LYNN A. STOUT

PAUL M. O'NEIL
Chief Compliance Officer

ALAN R. DYNNER
Secretary

      INVESTMENT ADVISER OF EATON VANCE TAX-MANAGED EMERGING MARKETS FUND
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

          SUB-ADVISER OF EATON VANCE TAX-MANAGED EMERGING MARKETS FUND
                        PARAMETRIC PORTFOLIO ASSOCIATES
                            1151 Fairview Avenue N.
                               Seattle, WA 98109

         ADMINISTRATOR OF EATON VANCE TAX-MANAGED EMERGING MARKETS FUND
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                             PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 (617) 482-8260

                                   CUSTODIAN
                         STATE STREET BANK & Trust Co.
                              225 Franklin Street
                                Boston, MA 02110

                                 TRANSFER AGENT
                                   PFPC INC.
                             Attn: Eaton Vance Funds
                                  P.O. Box 9653
                           Providence, RI 02940-9653
                                 (800) 262-1122



                 EATON VANCE TAX-MANAGED EMERGING MARKETS FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

2050-2/05                                                               TMEMSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains (i)sufficient background information concerning the candidate, INCLUDING EVIDENCE THE CANDIDATE IS WILLING TO SERVE AS AN INDEPENDENT TRUSTEE IF SELECTED FOR THE POSITION; AND
(ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations IN WRITING to the attention of the Governance Committee, c/o the Secretary of the Fund. THE SECRETARY SHALL RETAIN COPIES OF ANY SHAREHOLDER RECOMMENDATIONS WHICH MEET THE FOREGOING REQUIREMENTS FOR A PERIOD OF NOT MORE THAN 12 MONTHS FOLLOWING RECEIPT. THE SECRETARY SHALL HAVE NO OBLIGATION TO ACKNOWLEDGE RECEIPT OF ANY SHAREHOLDER RECOMMENDATIONS

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the SECOND FISCAL QUARTER OF THE period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)     Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)  Treasurer's Section 302 certification.
(a)(2)(ii) President's Section 302 certification.
(b)        Combined Section 906 certification.

                                   Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II


By: /S/ MICHAEL W. WEILHEIMER .
    ------------------------------------
    MICHAEL W. WEILHEIMER
    President

Date: February 16, 2005
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /S/ BRYAN J. DODDY .
    ------------------------------------
    BRYAN J. DODDY
    Treasurer

Date: February 16, 2005
      -----------------


By: /S/ MICHAEL W. WEILHEIMER .
    ------------------------------------
    MICHAEL W. WEILHEIMER
    President

Date: February 16, 2005
      -----------------